SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Revenue from External Customer [Line Items]
Number of reportable segments | segment	1
Total operating revenue	$ 607,943	$ 705,799	$ 656,070
Name of Major Customer 1 [Member]
Revenue from External Customer [Line Items]
Total operating revenue			$ 65,800